OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	Apr. 04, 2021	Jan. 03, 2021
Accounting Policies [Abstract]
Unrecognized tax benefits	$ 0	$ 0